Segmented Information (Tables)	12 Months Ended
Jun. 30, 2023
Segmented Information [Abstract]
Schedule of Segment Information for Assets and Liabilities	Segment information for assets and liabilities are as follows:
	June 30, 2023
		Exploration and Development
	Corporate	Silver Sand	Carangas	Silverstrike	Total
Cash	$6,232,985	$58,497	$260	$4,570	$6,296,312
Short-term investments	198,375	-	-	-	198,375
Equity investments	283,081	-	-	-	283,081
Plant and equipment	104,450	517,065	58,212	660,112	1,339,839
Mineral property interests	-	82,683,126	16,269,471	4,653,653	103,606,250
Other assets	908,823	3,563,256	1,888,293	223,312	6,583,684
Total Assets	$7,727,714	$86,821,944	$18,216,236	$5,541,647	$118,307,541

Total Liabilities	$(1,307,795)	$(228,966)	$(795,379)	$(4,515)	$(2,336,655)
	June 30, 2022
		Exploration and Development
	Corporate	Silver Sand	Carangas	Silverstrike	Total
Cash	$27,721,156	$1,008,477	$584,375	$8,496	$29,322,504
Short-term investments	192,398	-	-	-	192,398
Equity investments	496,741	-	-	-	496,741
Plant and equipment	86,901	665,207	40,275	670,465	1,462,848
Mineral property interests	-	76,568,598	5,460,946	3,269,232	85,298,776
Other assets	3,507,076	3,168,832	559,763	69,317	7,304,988
Total Assets	$32,004,272	$81,411,114	$6,645,359	$4,017,510	$124,078,255

Total Liabilities	$(1,693,443)	$(1,076,469)	$(1,092,415)	$(6,973)	$(3,869,300)

Schedule of Segment Information for Operating Results	Segment information for operating results are as follows:
	Year ended June 30, 2023
		Exploration and Development
	Corporate	Silver Sand	Carangas	Silverstrike	Total
Project evaluation and corporate development	$(460,901)	-	$-	$-	$(460,901)
Salaries and benefits	(1,684,063)	-	-	-	(1,684,063)
Share-based compensation	(3,162,449)	-	-	-	(3,162,449)
Other operating expenses	(2,560,859)	(294,361)	(71,971)	(21,471)	(2,948,662)
Total operating expense	(7,868,272)	(294,361)	(71,971)	(21,471)	(8,256,075)

Net income from investments	178,046	-	-	-	178,046
Foreign exchange (loss) gain	(41,304)	4,296	13,620	1,285	(22,103)
Net loss	$(7,731,530)	$(290,065)	$(58,351)	$(20,186)	$(8,100,132)

Attributed to:
Equity holders of the Company	$(7,726,847)	$(290,065)	$(58,351)	$(20,186)	$(8,095,449)
Non-controlling interests	(4,683)	-	-	-	(4,683)
Net loss	$(7,731,530)	$(290,065)	$(58,351)	$(20,186)	$(8,100,132)
	Year ended June 30, 2022
		Exploration and Development
	Corporate	Silver Sand	Carangas	Silverstrike	Total
Project evaluation and corporate development	$(582,253)	-	$-	$-	$(582,253)
Salaries and benefits	(1,828,059)	-	-	-	(1,828,059)
Share-based compensation	(941,647)	-	-	-	(941,647)
Other operating expenses	(3,094,578)	(270,102)	(50,459)	(10,301)	(3,425,440)
Total operating expense	(6,446,537)	(270,102)	(50,459)	(10,301)	(6,777,399)

Net income from investments	220,112	-	-	-	220,112
Loss on disposal of plant and equipment	(14,804)	-	-	-	(14,804)
Loss on disposal of mineral property interest	(85,052)	-	-	-	(85,052)
Foreign exchange gain	185,475	-	-	-	185,475
Net loss	$(6,140,806)	$(270,102)	$(50,459)	$(10,301)	$(6,471,668)

Attributed to:
Equity holders of the Company	$(6,090,023)	$(270,102)	$(50,459)	$(10,301)	$(6,420,885)
Non-controlling interests	(50,783)	-	-	-	(50,783)
Net loss	$(6,140,806)	$(270,102)	$(50,459)	$(10,301)	$(6,471,668)